Carnival Corporation & PLC Consolidated Balance Sheets - USD ($) $ in Millions	Nov. 30, 2017	Nov. 30, 2016
Current Assets
Cash and cash equivalents	$ 395	$ 603
Trade and other receivables, net	312	298
Inventories	387	322
Prepaid expenses and other	502	466
Total current assets	1,596	1,689
Property and Equipment, Net	34,430	32,429
Goodwill	2,967	2,910
Other Intangibles	1,200	1,275
Other Assets	585	578
Assets	40,778	38,881
Current Liabilities
Short-term borrowings	485	457
Current portion of long-term debt	1,717	640
Accounts payable	762	713
Accrued liabilities and other	1,877	1,740
Customer deposits	3,958	3,522
Total current liabilities	8,800	7,072
Long-Term Debt	6,993	8,302
Other Long-Term Liabilities	769	910
Commitments and Contingencies
Shareholders’ Equity
Additional paid-in capital	8,690	8,632
Retained earnings	23,292	21,843
Accumulated other comprehensive loss	(1,782)	(2,454)
Treasury stock, 122 shares at 2017 and 118 shares at 2016 of Carnival Corporation and 32 shares at 2017 and 27 shares at 2016 of Carnival plc, at cost	(6,349)	(5,789)
Total shareholders’ equity	24,216	22,597
Liabilities and Shareholders' Equity	40,778	38,881
Common stock
Shareholders’ Equity
Common stock	7	7
Ordinary shares
Shareholders’ Equity
Common stock	$ 358	$ 358